Advances to Suppliers, Net (Tables)	6 Months Ended
Jun. 30, 2023
Advances to Suppliers, Net [Abstract]
Schedule of Advances to Suppliers, Net	As of June 30, 2023 and December 31, 2022, advances to suppliers consisted of the following:
	June 30, 2023	December 31, 2022
	(Unaudited)
Advances to suppliers - Inventories	$11,871	$483,435
Advances to suppliers – Services (1)	330,866	-
Less: reserve for amount not recoverable	-	(1,666)
Total	$342,737	$481,769
(1)	In 2023, the Company signed a software upgrade and development contract (for internal use) (Interface System), which obligated the software company to perform certain software upgrade and development activities from May to September 2023. As of June 30, 2023, the total contract price was $661,731 and shall be paid using installment payment method (50% within 5 working days after the signing of this contract, 40% within 5 working days upon launching of the official version, and 10% within 30 working days upon launching of the official version). The ownership of the final product belongs to the Company.